Revenue Recognition - Additional Information (Detail) - Hoya Intermediate, LLC $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenue From Contract With Customer [Line Items]
Number of reporting segments			2		2
Deferred revenue	$ 20,523		$ 20,523		$ 5,956	$ 5,932
Deferred Revenue, Revenue Recognized	994	$ 61	2,609	$ 3,439
Resale Segment
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 19,073	$ (1,250)	$ 32,044	$ 10,571	$ 11,796	$ 65,280